Fair Value Measurements	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Fair Value Measurements
14.	Fair Value Measurements

The Company holds investments in equity securities and limited partnership interests, which are accounted for at fair value and classified within financial assets at fair value on the condensed consolidated balance sheet, with changes in fair value recognized as investment gain / loss in the condensed consolidated statements of operations. The Company also held an investment in Nexway common stock that was publicly traded on the Frankfurt Exchange. Additionally, the Company’s convertible notes, derivatives and warrants were classified as liabilities and measured at fair value on the issuance date, with changes in fair value recognized as other income (expense) in the condensed consolidated statements of operations.

The following table classifies the Company’s assets and liabilities measured at fair value on a recurring basis into the fair value hierarchy as of September 30, 2020 and December 31, 2019 (in thousands):

	Fair valued measured at September 30, 2020
	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial Liabilities at Fair Value:
Profits interest sold	-	-	2,119
Warrant liability - Subsidiary	-	-	21
Warrant liability	-	-	28,065
Total Financial Liabilities at Fair Value	$-	$-	$30,205

	December 31, 2019
	Total	Level 1	Level 2	Level 3

Financial Assets at Fair Value:
Financial assets at fair value	$1,965	$—	$1,965	$—
Total	$1,965	$—	$1,965	$—

Financial Liabilities at Fair Value:
Convertible notes	$1,203	$—	$—	$1,203
Profit share liability	1,971	—	—	1,971
Derivative liability	376	—	—	376
Warrant liability - subsidiary	24	—	—	24
Total	$3,574	$—	$—	$3,574

Derivative Financial Instruments

The following table presents changes in Level 3 liabilities measured at fair value (in thousands) for the three and nine months ended September 30, 2020. Unobservable inputs were used to determine the fair value of positions that the Company has classified within the Level 3 category.

	Derivative - Convertible Notes	Warrants (assumed from subsidiary)	Profits Interests Sold	Warrant Liability	Embedded Put Option
Fair value at December 31, 2019	$1,203	$24	$1,971	$-	$376
Change in fair value	(206)	(3)	148	(9,143)	(220)
Additions	3,583	-	-	50,743	172
Redemption	(4,580)	-	-	-	(328)
Reclassification of warrant liabilities	-	-	-	(13,535)	-
Fair value at September 30, 2020	$-	$21	$2,119	$28,065	$-

Profit Share Liability - The fair value of the profits interest sold related to the Panda investment was determined using an expected cash flow analysis. The change in fair value of profit share liability of $0.1 million for the nine months ended September 30, 2020 is reported as a component of other income (expense) in the condensed consolidated statement of operations.

Warrant Liabilities

On September 25, 2020, the Company repaid all of its variable convertible notes. As a result of this repayment, the Company is no longer subject to a sequencing policy and therefore reclassified $13.5 million of warrant liabilities to additional paid in capital.

FB Loan Warrant

In connection with its Note Purchase Agreement (see Note 13), the Company issued the FB Loan Warrant and utilized the Black-Scholes pricing model. The warrant liability was recorded at the date of grant at fair value. Subsequent changes in fair value for the three and nine months ended September 30, 2020 was $0.1 million and $5.5 million, respectively and was recorded as other expense in the condensed consolidated statement of operations. On September 30, 2020 the Company entered into the first amendment to the warrant which amended the warrant strike price from $5.00 to $2.75.

The significant assumptions used in the valuation are as follows:

September 30, 2020
Fair value of underlying common shares	$9.00
Exercise price	$2.75
Expected dividend yield	—%
Expected volatility	50.7%
Risk free rate	0.22%
Expected term (years)	4.46

Purchase Agreements with Investors

Between May 11, 2020 and June 8, 2020, the Company entered into Purchase Agreements with certain investors (the “Investors”), pursuant to which the Company sold an aggregate of 3,735,922 shares (the “Purchased Shares”) of the Company’s common stock and issued 3,735,922 warrants to the Investors. See Note 17. Absent the Company’s sequencing policy as disclosed in the Company’s Annual Report on Form 10-K/A filed with the SEC on August 10, 2020, the Company would have recorded these warrants as equity classified.

The aggregate warrant liabilities were recorded at the respective date of grant at fair value using a Monte Carlo simulation model. Subsequent changes in fair value for the three and nine months ended September 30, 2020 were $4.4 million and $14.8 million, respectively, and were recorded as change in fair value of warrant liabilities in the condensed consolidated statement of operations. The Company used a Monte Carlo simulation model to estimate the fair value of the warrant liability at September 30, 2020:

September 30, 2020
Fair value of underlying common shares	$9.00
Exercise price	$7.00
Expected dividend yield	—%
Expected volatility	73.6 – 74.3%
Risk free rate	0.12%
Expected term (years)	1.12 – 1.19

As of September 30, 2020, the Company reclassified the fair value of $12.0 million of warrant liabilities to additional paid-in capital.

Between August 20, 2020 and September 29, 2020, the Company entered into Purchase Agreements Investors, with certain investors (the “Investors”), pursuant to which the Company sold an aggregate of 1,843,726 shares (the “Purchased Shares”) of the Company’s common stock and issued 1,843,726 warrants to the Investors. See Note 17. The was aggregate warrant liabilities were recorded at the date of grant at fair value of $5.5 million using a Monte Carlo simulation model. Subsequent changes in fair value for the three and nine months ended September 30, 2020 were $1.3 million for each period, respectively, and were recorded as change in fair value of warrant liabilities in the condensed consolidated statement of operations. The Company used a Monte Carlo simulation model to estimate the fair value of the warrant liability at September 30, 2020:

September 30, 2020
Fair value of underlying common shares	$9.00
Exercise price	$9.25
Expected dividend yield	—%
Expected volatility	69.7 – 71.2 -%
Risk free rate	0.12%
Expected term (years)	1.39 – 1.49

ARETE Wealth Management

On May 25, 2020, the Company issued to ARETE Wealth Management a warrant to purchase 275,000 shares of the Company’s common stock for investment services. Absent the Company’s sequencing policy as disclosed in the Company’s Annual Report on Form 10-K/A filed with the SEC on August 10, 2020, the Company would have recorded these warrants as equity classified. The warrant liability was recorded at the date of grant at fair value. Subsequent changes in fair value for the three and nine months ended September 30, 2020 was $0.4 million and $0.7 million, respectively and was recorded as change in fair value of warrant liabilities in the condensed consolidated statement of operations.

The significant assumptions used in the valuation are as follows:

September 30, 2020
Fair value of underlying common shares	$9.00
Exercise price	$5.00
Expected dividend yield	—%
Expected volatility	60.0%
Risk free rate	0.27%
Expected term (years)	4.6

As of September 30, 2020, the Company reclassified the fair value of $1.5 million of warrant liabilities to additional paid-in capital.

Convertible Notes

On April 1, 2020, the Company issued 142,118 common stock warrants in connection with a $1.1 million convertible note. The warrant was recorded as a warrant liability utilizing the Black-Scholes pricing model. The warrant liability was recorded at the date of grant at fair value. Subsequent changes in fair value for the three and nine months ended September 30, 2020 was $1.5 million and $1.8 million, respectively, and was recorded as change in fair value of warrant liability in the condensed consolidated statement of operations. On September 29, 2020, the Company entered into an amendment related to the common stock warrants and issued an additional 217,357 warrants.

Fubo TV Pre-Merger [Member]
Fair Value Measurements

3. Fair Value Measurements

In February and March 2019, the Company issued and sold $16,150 in principal amount of convertible notes, of which $5,000 was repaid in full in March 2019 and the balance was converted into shares of the Company’s Series E-1 convertible preferred stock, par value $0.001 per share (the “Series E-1 convertible preferred stock”). Upon the issuance of the 2019 Convertible Notes (as defined in Note 7), the Company fair valued and bifurcated the automatic conversion features from the host debt instrument and recorded a level 3 debt derivative of $2,120.

To derive the fair value of the convertible notes embedded derivatives, the Company estimated the fair value of the convertible notes with and without the embedded derivatives using a discounted cash flow approach. The difference between the “with” and “without” convertible note prices determined the fair value of the embedded derivatives at issuance. Key inputs for this valuation were the stated interest rate of the convertible notes, the assumed cost of debt, an assessment of the likelihood and timing of conversion, and the discount upon conversion of the notes into equity.

The following table sets forth a summary of the changes in the fair value of our Level 3 financial liabilities for the three months ended March 31, 2019. There were no convertible note derivatives issued or outstanding during the three months ended March 31, 2020.

Balance – January 1, 2019	-
Issuance of convertible note derivatives	2,120
Change in fair value of Level 3 liabilities	-
Settlement of convertible notes	(2,120)
Balance – March 31, 2019	$—

3. Fair Value Measurements

The following table sets forth the fair value of our financial assets and liabilities measured on a recurring basis by level within the fair value hierarchy:

As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Financial Liability:
Fair value of convertible note derivatives liability	$—	$—	$—	$—
Total financial liabilities	$—	$—	$—	$—

As of December 31, 2018
	Level 1	Level 2	Level 3	Total
Financial Liability:
Fair value of convertible note derivatives liability	$—	$—	$—	$—
Total financial liabilities	$—	$—	$—	$—

In February and March 2019, the Company issued and sold $16,150 in principal amount of convertible notes, of which $5,000 was repaid in full in March 2019 and the balance was converted into Series E-1 convertible preferred stock. In January and February 2018, the Company issued and sold $3,050 in principal amount of convertible notes. At issuance of the convertible notes issued in 2019 and 2018, the Company fair valued and bifurcated the automatic conversion features from the host debt instrument and recorded a level 3 debt derivative of $2,120 and $574, respectively.

The following table sets forth a summary of the changes in the fair value of our Level 3 financial liabilities:

Balance – January 1, 2018	$4,123
Issuance of convertible notes derivatives	574
Change in fair value of Level 3 liabilities	1,074
Settlement of convertible notes	(5,771)

Balance – December 31, 2018	-
Issuance of convertible note derivatives	2,120
Change in fair value of Level 3 liabilities	-
Settlement of convertible notes	(2,120)
Balance – December 31, 2019	$—

To derive the fair value of the convertible notes embedded derivatives, the Company estimated the fair value of the convertible notes with and without the embedded derivatives using a discounted cash flow approach. The difference between the “with” and “without” convertible note prices determined the fair value of the embedded derivatives at issuance. Key inputs for this valuation were the stated interest rate of the convertible notes, the assumed cost of debt, an assessment of the likelihood and timing of conversion, and the discount upon conversion of the notes into equity. For the years ended December 31, 2019 and 2018, the Company recorded a gain of $0 and $1,074 respectively in changes in fair value of derivative liabilities due to the change in fair value of derivative liabilities in the respective periods.